Stock Incentive Plan - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jun. 07, 2021	Jun. 30, 2021	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life	10 years
Weighted average grant date fair value per share of options granted			$ 6.20
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense		$ 3.3	$ 0.3
2021 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price	$ 10.50
Required Minimum Volume Weighted Average Price Per Common Stock For Exercise Of Vested Options	$ 12.50
Percentage Of Stock Options Expected To Vest After Eighteen Months Of Grant Date	25.00%
Percentage Of Stock Options Expected To Vest On Each Of Second, Third And Fourth Anniversary Of The Grant Date	25.00%
Shares remain available for future grants	11,200,000
Percentage of fair market value	100.00%
Contractual life	10 years
2015 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental Compensation Expense	$ 2.6
Fair Value Of Options Settled	$ 5.3
Percentage of fair market value		100.00%
Vesting period		4 years
Contractual life		5 years